12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Current Federal Tax Expense (Benefit)	$ 5,955,098	$ 4,220,841	$ 4,143,983
Current State and Local Tax Expense (Benefit)	(18,531)	5,160	12,500
Current Income Tax Expense (Benefit)	5,936,567	4,226,001	4,156,483
Deferred Federal Income Tax Expense (Benefit)	(650,641)	1,037,993	41,211
Other Income Tax Expense (Benefit), Continuing Operations	$ 5,285,926	$ 5,263,994	$ 4,197,694